Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Provisions, beginning of period	£ 535	£ 0
Provisions made during the year	0	532
Unwind of discount rate	2	3
Provisions, end of period	£ 537	£ 535